Employee Stock-based Compensation and Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Payment Award, Employee Stock Purchase Plan, Valuation Assumptions

The Company used the Black-Scholes model to estimate the fair value of its Employee Stock Purchase Plan awards with the following weighted-average assumptions:

	Year Ended	Year Ended
	December 31, 2016	December 31, 2015
Expected volatility factor	0.27-0.41	0.35
Risk free interest rate	0.25%-0.42%	0.25%
Expected dividend yield	0%	0%
Expected life (in years)	0.5	0.5

Schedule of Total Stock-based Compensation Recognized by Income Statement Classification

The detail of the total stock-based compensation recognized by income statement classification is as follows (in thousands):

Income Statement Classifications	2016	2015	2014
Cost of services and maintenance revenues	$2,179	$1,924	$1,890
Research and development	38,578	38,910	49,026
Sales, marketing and services	48,514	45,041	57,550
General and administrative	63,468	42,387	45,476

Total	$152,739	$128,262	$153,942

Schedule of Assumptions Used to Value Nonvested Share Grants

The grant date fair value of the non-vested performance stock unit awards was determined through the use of a Monte Carlo simulation model, which utilized multiple input variables that determined the probability of satisfying the market condition requirements applicable to each award as follows:

	March 2016 Grant	January 2016 Grant	March 2015 Grant	March 2014 Grant
Expected volatility factor	0.29 - 0.39	0.29 - 0.37	0.14 - 0.29	0.19 - 0.38
Risk free interest rate	0.91%	1.10%	0.85%	0.81%
Expected dividend yield	0%	0%	0%	0%

Schedule of Nonvested Stock Unit Activity

The following table summarizes the Company’s non-vested stock unit activity for the year ended December 31, 2016:

	Number of Shares	Weighted-Average Fair Value at Grant Date
Non-vested stock units at December 31, 2015	5,147,926	$65.00
Granted	2,538,589	76.27
Vested	(2,472,217)	66.25
Forfeited	(822,462)	65.59

Non-vested stock units at December 31, 2016	4,391,836	70.67